                                                        REGISTRATION NO. 2-95019

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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                 ------------

                      POST-EFFECTIVE AMENDMENT No. 16

                                       To

                                    FORM S-6

                             REGISTRATION STATEMENT

                                     Under

                           THE SECURITIES ACT OF 1933

                                 ------------
                    METROPOLITAN TOWER SEPARATE ACCOUNT TWO
                             (EXACT NAME OF TRUST)

                   METROPOLITAN TOWER LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)
                                1 Madison Avenue
                            New York, New York 10010
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                 ------------

                          RICHARD G. MANDEL, ESQ.
                                 Vice-President
                   Metropolitan Tower Life Insurance Company
                                1 Madison Avenue
                            New York, New York 10010
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                 ------------

                                    Copy to:
                  GARY O. COHEN, ESQ., and TOM LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

                               ----------------

It is proposed that the filing will become effective (check appropriate box)

                 [_] immediately upon filing pursuant to paragraph (b) of Rule
                     485

                 [X] on May 2, 1997 pursuant to paragraph (b) of Rule 485
                 [_] 60 days after filing pursuant to paragraph (a) of Rule 485
                 [_] on (date), pursuant to paragraph (a) of Rule 485

                                 ------------

  This filing is made pursuant to Rule 6c-3 and 6e-3(T) under the Investment Company Act of 1940 to register interests in Metropolitan Tower Separate Account Two which funds variable universal life insurance policies.

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Registrant's Rule 24f-2 Notice was filed with the Commission on February 27, 1997.

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        The purpose of this Amendment is solely to correct typographical and clerical errors on the facing sheet and in part II of Post-Effective Amendment No. 15 to this Registration Statement. This Amendment does not delete or revise any other material in the Registration Statement, including the prospectus and prospectus supplement contained in Post-Effective Amendment No. 15, which are incorporated herein by this reference.

                                    PART II

                       CONTENTS OF REGISTRATION STATEMENT

                REPRESENTATION WITH RESPECT TO FEES AND CHARGES

  Metropolitan Tower represents that the fees and charges deducted under the Policies described in this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Tower under the Policies. Metropolitan Tower bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Tower to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

This amended Registration Statement comprises the following papers and documents:

  The facing sheet.

  Cross-Reference Table.

  The Supplement to the Prospectus, consisting of 29 pages.

  The Prospectus, consisting of 78 pages.

  Undertaking to File Reports, as filed with Pre-Effective Amendment No. 2 to this Registration Statement on November 27, 1985.

  Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, as filed with Pre-Effective Amendment No. 2 to this Registration Statement on November 27, 1985.

  Representation with respect to fees and charges filed herewith.

  The signatures.

  Written Consents of the following persons:

   Anthony E. Amodeo (filed with Exhibit 6 below).

   Deloitte & Touche LLP.

   Freedman, Levy, Kroll & Simonds, as filed with Pre-Effective Amendment No. 2 to this Registration Statement on November 27, 1985.

  The following exhibits:

 1.A (1) --Resolution of Board of Directors of Metropolitan Tower
           effecting the establishment of Metropolitan Tower
           Separate Account Two........................................*
     (2) --Not Applicable
     (3) --(a)Amended and Re-stated Sales and Administrative
              Services Agreement between Metropolitan Life
              and Metropolitan Tower................................  oo
         --(b)Form of Selected Broker Agreement.....................  oo
         --(c)Schedule of sales commissions......................... ooooo
     (4) --Not Applicable
     (5) --(a)Specimen Flexible Premium Multifunded Life Insurance
              Policy (including alternate pages as required by state
              law) with form of riders
         --(b)Amended Specimen Flexible Premium Multifunded Life
              Insurance Policy......................................**
         --(c)Additional Exchange Right Provision Rider.............***
         --(d)New York Endorsement to Flexible Premium Multifunded
              Life Insurance Policy.................................****



                                      II-1
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           --(e)Texas Endorsement to Flexible Premium
                Multifunded Life Insurance Policy..............*****
           --(f)Additional alternate pages required
                by state law...................................oooo
           --(g)Additional alternate pages required by state
                law............................................ooooo
           --(h)Riders for Accelerated Death Benefit...........+++
       (6) --(a)Certificate of Incorporation of Metro-
                politan Tower..................................*
           --(b)By-laws of Metropolitan Tower..................*
       (7) --Not Applicable
       (8) --Agreement dated June 3, 1982 between
             Metropolitan Life and Metropolitan Tower..........*
       (9) --Not Applicable
      (10) --Revised Application Form for Flexible Pre-
             mium Multifunded Life Insurance Policy and
             Form of Receipt and Temporary Insurance
             Agreement.........................................***
    2.     --See Exhibit 1.A(5) above
    3.     --Opinion and consent of Counsel as to the
             legality of the securities being registered.......***
    4.     --Not Applicable
    5.     --Not Applicable
    6.     --Opinion and consent of Anthony E. Amodeo..........++++
    8.     --Powers of Attorney................................ o
    9. --Method of Computing Exchange pursuant toRule 6e-3(T)(b)(13)(v)(B) under the Investment Company
             Act of 1940 (not required because there will be no
             cash value adjustments)
   11.     --(a) Memorandum describing certain issu-
                 ance procedures filed pursuant to Rule 6e-
                 3(T)(b)(12)(iii)............................... ooo
           --(b) Second memorandum describing certain
                 procedures filed pursuant to Rule 6e-
                 3(T)(b)(12)(iii)...............................ooooo
           --(c) Additional memoranda describing certain
                 procedures filed pursuant to Rule 6e-
                 3(T)(b)(12)(iii)...............................  ++
   27.     --Financial Data Schedule............................  +
--------
   + Filed herewith.
   * Incorporated by reference to the initial filing of this Registration Statement on December 21, 1984.

  ** Incorporated by reference to the filing of Pre-Effective Amendment No. 1 to this Registration Statement on September 5, 1985.
 *** Incorporated by reference to the filing of Pre-Effective Amendment No. 2 to this Registration Statement on November 27, 1985.

                                      II-2
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****   Incorporated by reference to the filing of Post-Effective Amendment No.
       2 to this Registration Statement on July 9, 1986.
***** Incorporated by reference to the filing of Post-Effective Amendment No. 4 to this Registration Statement on October 31, 1986.

o A Power of Attorney for Alan E. Lazarescu was filed with the filing of Post-Effective Amendment No. 12 to this Registration Statement on April 3, 1992. Powers of Attorney for Anthony E. Amodeo and Harold B. Leff were filed with this Post-Effective Amendment No. 14 to the Registration Statement. Powers of Attorney for David A. Levene, Susan M. Ende,
       Pauline Wittenberg and Stanley Saunders were filed with the filing of Post-Effective Amendment No. 15 to the Registration Statement on April 30, 1997.
oo Incorporated by reference to the filing of Pre-Effective Amendment No. 1 to this Registration Statement of Separate Account Two (File No. 33-12302) on June 3, 1987.
ooo Incorporated by reference to the filing of Post-Effective Amendment No. 7 to this Registration Statement on December 21, 1987.
oooo Incorporated by reference to the filing of Post-Effective Amendment No. 8 to this Registration Statement on March 28, 1988.
ooooo Incorporated by reference to the filing of Post-Effective Amendment No. 9 to this Registration Statement on March 1, 1989.
++ Incorporated by reference to the filing of Post-Effective Amendment No. 10 to this Registration Statement on April 26, 1990.
+++ Incorporated by reference to the filing of Post-Effective Amendment No. 11 to this Registration Statement on March 1, 1991.
++++ Incorporated by reference to the filing of Post-Effective Amendment No. 14 to this Registration Statement on April 22, 1994.

                                      II-3
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                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, METROPOLITAN TOWER LIFE INSURANCE COMPANY CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF NEW YORK, STATE OF NEW YORK, THIS 2ND DAY OF MAY, 1997.

                                          METROPOLITAN TOWER LIFE INSURANCE
                                           COMPANY
(Seal)

                                              /s/ Richard G. Mandel
                                           By: ________________________________

                                                 RICHARD G. MANDEL, ESQ.
                                                        VICE-PRESIDENT
       /s/ Robin Wagner, Esq.
Attest: _____________________________
         ROBIN WAGNER, ESQ.
         ASSISTANT SECRETARY

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

         SIGNATURE AND TITLE

*        /s/ David A. Levene
-------------------------------------
           David A. Levene
Chairman of the Board, President and
       Chief Executive Officer

*       /s/ Anthony E. Amodeo
-------------------------------------
          Anthony E. Amodeo
              Director

*         /s/ Susan M. Ende
-------------------------------------
            Susan M. Ende
              Director

*        /s/ Harold B. Leff
-------------------------------------
           Harold B. Leff
              Director

*       /s/ Alan E. Lazarescu
-------------------------------------
          Alan E. Lazarescu
              Director

*      /s/ Pauline Wittenberg
-------------------------------------
         Pauline Wittenberg
              Director

*       /s/ Stanley Saunders
-------------------------------------
          Stanley Saunders
    Vice-President and Controller
 (Principal Financial and Accounting
              Officer)

   /s/ Christopher P. Nicholas, Esq.
*By _________________________________               May 2, 1997
     Christopher P. Nicholas, Esq.
           ATTORNEY-IN-FACT

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  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT,
METROPOLITAN TOWER SEPARATE ACCOUNT TWO CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED, ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF NEW YORK, STATE OF NEW YORK THIS 2ND DAY OF MAY, 1997.

                                          METROPOLITAN TOWER SEPARATE ACCOUNT
                                          TWO
                                                (REGISTRANT)

                                           By: METROPOLITAN TOWER LIFE
                                               INSURANCE COMPANY
                                                       (DEPOSITOR)
(Seal)

                                                  /s/ Richard G. Mandel
                                             By: ______________________________

                                                  RICHARD G. MANDEL, ESQ.
                                                         VICE-PRESIDENT

       /s/ Robin Wagner, Esq.
Attest: _____________________________
         ROBIN WAGNER, ESQ.
         ASSISTANT SECRETARY

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